Trade and other payables	12 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables
24	Trade and other payables

	2025	2024
	£’000	£’000
Trade payables	474,322	341,288
Other payables	12,660	9,734
Accrued expenses	57,204	52,257
Social security and other taxes	20,419	21,645
	564,605	424,924
Less: non-current portion
Trade payables	205,163	175,835
Other payables	196	59
Non-current trade and other payables	205,359	175,894
Current trade and other payables	359,246	249,030

(i)	Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

(ii)	Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £447,131,000 (2024: £331,418,000) of which £205,153,000 (2024: £175,835,000) is due after more than one year. Of the amount due after more than one year, £140,093,000 (2024: £106,636,000) is expected to be paid between 1 and 2 years, and the balance of £65,070,000 (2024: £69,199,000) is expected to be paid between 2 and 5 years.

(iii)	Amounts included in accrued expenses

Accrued expenses include £923,000 (2024: £1,095,000) related to share-based payment transactions expected to be cash-settled.

(iv)	Fair value of trade payables

Gross contractual trade payables pre discounting as at 30 June 2025 were £501,195,000 (2024: £362,230,000). The fair value of other payables is not materially different to their carrying amount.